LEASES	12 Months Ended
Mar. 31, 2026
Leases
LEASES

NOTE 7 — LEASES

Operating leases as lessee

The Company leases space under non-cancelable operating leases for office and manufacturing locations and production equipment. These leases do not have significant rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions.

Most leases include option to renew in condition that it is agreed by the landlord before expiry. Therefore, the majority of renewals to extend the lease terms are not included in its right-of-use assets and lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluates the renewal options and when they are reasonably certain of exercise, the Company includes the renewal period in its lease term.

As most of the Company’s leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments.

The components of the Company’s lease expense are as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Operating lease cost	3,249	651	1,230
Short-term lease cost	-	-	-
Lease cost	3,249	651	1,230

Supplemental cash flow information related to its operating leases was as follows for the year ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	4,151	651	1,230

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 7 — LEASES (cont.)

Maturities of its lease liabilities for all operating leases are as follows as of March 31, 2026:

Year Ended March 31,
RMB
2027	1,164
2028	288
Total lease payments	1,452
Less: Interest	(25)
Present value of lease liabilities	1,427
Less current portion, record in current liabilities	(1,141)
Lease liabilities – non-current	286

The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2025 and 2026:

	As of March 31,
Remaining lease term and discount rate:	2025	2026
	RMB	RMB
Weighted average remaining lease term (years)	2.20	1.30
Weighted average discount rate	3.45%	3.45%

Financing with Sale-Leaseback

On January 31, 2024, UTime Guangxi entered into a sale and leaseback arrangement (the “Lease Financing Agreement”) with Chailease International Financial Leasing Corp. (“CIFLC”). Under the arrangement, certain production equipment was transferred to CIFLC for proceeds of RMB6.5 million (approximately US$0.9 million) and simultaneously leased back by UTime Guangxi for a lease term of five years.

At the commencement date, the leased equipment was recognized as a finance lease right-of-use asset and the present value of the lease payments was recognized as a lease liability using the implicit interest rate of 10.7% per annum.

As of March 31, 2026, the carrying amount of the finance lease right-of-use asset was RMB190 thousand. The corresponding lease liability amounted to RMB190 thousand, of which RMB61 thousand was classified as current and RMB129 thousand as non-current.

Amortization of the finance lease right-of-use asset amounted to RMB3.92 million for the year ended March 31, 2026. Interest expense related to the finance lease arrangement amounted to RMB0.8 million for the year ended March 31, 2026.

As of March 31, 2026, the unamortized deferred loss arise in a from the sale and leaseback transaction was RMB 0.4 million. The deferred loss is amortized over the lease term as an adjustment to the amortization expense of the related right-of-use asset.

The future minimum lease payments of the capital lease as of March 31, 2026 were as follows:

March 31,	Amount
2027	78
2028	78
2029	65
Less: unearned discount	(31)
190
Less: Current portion lease liability	(60)
Lease liabilities – non-current	$130

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)